Income and expenses	12 Months Ended
Dec. 31, 2024
Income and expenses
Income and expenses

27.   Income and expenses

27.1 Sales

Sales by geographical area of our customer locations for the years ended December 31 are as follows:

	2024	2023	2022
	US$'000	US$'000	US$'000
Spain	169,541	169,390	282,387
Germany	282,200	276,333	442,331
Other European Countries	211,722	199,789	423,002
USA	573,636	670,854	966,161
Rest of World	406,840	333,668	484,035
Total	1,643,939	1,650,034	2,597,916

27.2 Raw materials and energy consumption for production

Raw materials and energy consumption for production are comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	699,210	732,661	793,014
Changes in inventories	19,738	83,033	(163,430)
Energy	171,308	(28,651)	324,218
Others	119,911	78,556	301,419
Write-down of raw materials	3,377	2,192	12,342
Write-down of finished goods	13,586	11,495	17,523
Total	1,027,130	879,286	1,285,086

For the year ended December 31, 2024, the energy cost was reduced by the ARENH benefit and separate contract received from our French energy provider amounting to $63,032 thousand ($186,211 thousand for the year ended December 31, 2023)  (See Note 11).

27.3 Other operating income

Other operating income is comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Energy	—	—	53,802
Carbon dioxide emissions allowances	75,903	80,316	88,952
Others	8,475	20,676	4,602
Total	84,378	100,992	147,356

Carbon dioxide emission allowances arise from the difference between the fair value of the allowances granted and the nominal amount paid. The deferred income is recognized as “Other operating income” on a systematic basis on the proportion of the carbon dioxide emitted over total carbon dioxide expected to be emitted for the compliance period on the consolidated income statements (see Note 14). During 2024, the Company recorded income related to this totaling $75,903 thousand ($80,316 thousand in 2023 and $88,952 thousand in 2022).

As the Company emits carbon dioxide, it recognizes a provision for its obligation to deliver the carbon dioxide emissions allowances at the end of the compliance period. The provision is remeasured and recorded as an expense at the end of each reporting period at historical cost for the emission rights (allowances). Provision for its obligation to deliver the carbon dioxide emissions is presented in the consolidated income statements.

During the year ended December 31, 2023, the Company recognized an income of $10,164 thousand classified within others, related to a contingent consideration resulting from the agreement entered with Kehlen Industries Management, S.L., for the sale of the hydro-electric assets in 2019.

Energy income in 2022 mainly related to the benefit received from our French energy provider to stop production in Q4 2022.

27.4 Staff costs

Staff costs are comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	201,720	220,293	232,880
Pension plan contributions	7,952	7,978	7,977
Employee benefit costs	70,192	77,588	73,953
Total	279,864	305,859	314,810

Share-based compensation

Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options) for awards granted prior to 2021, and with a strike of 0.01 for awards granted since 2021. The awards are subject to a service condition of three years from the date of grant, except from the options granted in 2020 which are subject to a service condition of four years from the date of grant, to the extent that performance conditions are satisfied, and subject to continued service with the Company, remain exercisable until their expiration date. In the case of the options granted in 2021 the options vested on January 1, 2024.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593
Granted during the period	894,468
Exercised during the period	(617,463)
Expired/forfeited during the period	(544,644)
Outstanding as of December 31, 2024	4,292,954

Exercisable as of December 31, 2024	2,018,502

The awards outstanding under the Plan at December 31, 2024 and December 31, 2023 were as follows:

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2024	2023
June 19, 2024	December 31, 2026	—	0.01	$7.22	891,135	—
May 30, 2023	December 31, 2025	—	0.01	$6.64	966,346	1,044,449
September 22, 2022	December 31, 2024	—	0.01	$8.53	416,972	571,134
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	675,137	1,255,824
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,058,698	1,352,788
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	123,743	129,824
June 14, 2018	N/A	June 14, 2028	nil	$9.34	—	44,650
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	50,689	51,690
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,522	32,522
					4,292,954	4,560,593

The awards outstanding as of December 31, 2024 have a weighted average remaining contractual life of 3.64 years (8.52 years in 2023 and 8.33 years in 2022).

The weighted average share price at the date of exercise for stock options exercised in the year ended December 31, 2024 was $4.95 ($4.92 in 2023 and $6.46 in 2022).

As of December 31, 2024, all of the outstanding awards were subject to performance conditions (4,515,944 awards in 2023 and 3,757,056 awards in 2022). For those awards subject to performance conditions, upon completion of the three-year service period, the recipient will receive a number of shares or nil cost options of between 0% and 150% of the above award numbers, depending on the financial performance of the Company during the performance period. In addition, the grants are subject to a multiplier for successful completion of the Company’s ESG action plan 2023-2025 which can either reduce or increase the total amounts of payouts. The multiplier ranges from 90% to 120% based on the related accomplishment of the ESG-specific targets.

The performance conditions for the shares granted in 2024 can be summarized as follows:

Vesting Conditions
70% based on average ROCE
30% based on total shareholder return (TSR) relative to a comparator group

The performance conditions for the shares granted in 2023 and 2022 can be summarized as follows:

Vesting Conditions
40% based on cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2024 was $7.22 ($6.64 in 2023 and 8.53 in 2022). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models (Level 3). Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	June 19, 2024	May 30, 2023	September 22, 2022
Grant date share price	$5.17	$4.50	$5.76
Exercise price	0.01	0.01	0.01
Expected volatility	59.4%	87.7%	94.3%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—
Risk-free interest rate	4.44%	4.13%	4.12%
Remaining performance period at grant date (years)	3.00	3.00	3.00
Company TSR at grant date	(1.78)%	0,64%	(27.2)%
Median comparator group TSR at grant date	8.41	10.5	10.5

The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2024, share-based compensation expense related to all non-vested awards amounted to $4,924 thousand, which is recorded in staff costs ($7,402 thousand in 2023 and $5,836 thousand in 2022).

27.5 Other operating expenses

Other operating expenses are comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Carbon dioxide credit	75,756	81,870	100,220
Services of independent professionals	52,692	40,687	74,552
Freight cost	61,942	51,415	78,245
Insurance premiums	14,982	15,506	14,963
Tax	12,802	11,280	15,919
Other operating expenses	47,008	69,332	62,353
Total	265,182	270,090	346,252

27.6 Depreciation and amortization

Depreciation and amortization is comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	474	663	725
Depreciation of property, plant and equipment (Note 8)	74,989	72,869	80,834
Total	75,463	73,532	81,559

27.7 Finance income and finance costs

Finance income is comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Gain from financial assets measured at fair value (Note 9)	3,237	—	—
Other finance income	4,011	5,422	2,274
Total	7,248	5,422	2,274

Other finance income for the year ended December 31, 2024 is mainly due to interest received from money market funds of $2,558 thousand.

Finance costs are comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 19)	1,776	24,414	40,913
Interest on loans and bank borrowings (Note 17 and Note 20)	7,198	3,794	9,482
Interest on leases (Note 18)	5,935	5,199	1,587
Interest on note and bill discounting	563	127	125
Other finance costs	6,470	5,259	8,908
Total	21,942	38,793	61,015

Interest on debt instruments has decreased as of December 31, 2024 due to the full redemption of the Reinstated Senior Notes by $147,624 thousand in February 2024 (see Note 19). As the Notes were redeemed at 102.34375% of the principal amount, the Company paid a call premium of $3,460 thousand, which was recorded within other finance costs.

27.8 Impairment loss

Impairment (loss) gain is comprised of the following for the years ended December 31:

	2024	2023	2022
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 6)	(15,483)	—	—
Impairment of property, plant and equipment (Note 8)	(24,940)	(25,768)	(56,999)
Impairment of non-current financial assets	(2,629)	478	—
Impairment loss	(43,052)	(25,290)	(56,999)